Financial assets at fair value through other comprehensive income - Summary of changes in fair value through other comprehensive income financial assets (Details) - Financial assets at FVOCI - EUR (€)
€ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Opening balance as at 1 January	€ 46,389	€ 41,116
Additions	11,318	21,091
Amortisation	36	77
Transfers and reclassifications	6	1
Changes in unrealised revaluations	668	509
Impairments	(1)	2
Reversals of impairments	1	(7)
Disposals and redemptions	(7,168)	(16,907)
Exchange rate differences	(1,385)	506
Other changes	(19)
Closing balance	49,846	46,389
FVOCI equity securities
Disclosure of financial assets [line items]
Opening balance as at 1 January	2,562	1,885
Additions	158	11
Amortisation
Transfers and reclassifications	8
Changes in unrealised revaluations	275	605
Impairments
Reversals of impairments
Disposals and redemptions	(4)	(1)
Exchange rate differences	(226)	62
Other changes	(19)
Closing balance	2,753	2,562
FVOCI debt instruments
Disclosure of financial assets [line items]
Opening balance as at 1 January	43,827	39,231
Additions	11,160	21,080
Amortisation	36	77
Transfers and reclassifications	(1)	1
Changes in unrealised revaluations	393	(96)
Impairments	(1)	2
Reversals of impairments	1	(7)
Disposals and redemptions	(7,164)	(16,906)
Exchange rate differences	(1,159)	443
Other changes
Closing balance	€ 47,093	€ 43,827